Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - AstraZeneca (Details) - USD ($)
		1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 22, 2016	Jan. 31, 2019	Sep. 29, 2019	Apr. 01, 2018	Jul. 02, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Business Acquisition [Line Items]
Fair value of contingent consideration						$ 711,000,000		$ 988,000,000
Goodwill						58,653,000,000	$ 55,952,000,000	$ 53,411,000,000
AstraZeneca [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, cash portion	$ 555,000,000						$ 605,000,000
Milestone payment				$ 125,000,000	$ 50,000,000
Deferred payment		$ 175,000,000
Potential milestone payments			$ 75,000,000
Maximum amount of sales-related payments						600,000,000
Consideration transferred	1,000,000,000.0
Fair value of contingent consideration	485,000,000
Intangible assets	894,000,000
Other current assets	92,000,000
Goodwill	73,000,000
Net deferred tax liabilities	19,000,000
Minimum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments						315,000,000
Maximum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments						$ 542,000,000
Developed Technology Rights [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	728,000,000
In Process Research and Development [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	$ 166,000,000